Pensions and Other Post Employment Benefit Plans - Changes in the Fair Value of Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets at January 1,	SFr 9,202
Fair value of plan assets at December 31,	11,845	SFr 9,202
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets at January 1,	9,202	6,403
Expected return	133	147
Contributions by employer	707	571
Employees' contributions	312	247
Benefits paid from plan assets	(1,617)	(1,806)
Contributions paid by participants	3,179	3,709
Actuarial losses	(71)	(70)
Fair value of plan assets at December 31,	SFr 11,845	SFr 9,202